Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Goodwill	$ 1,666,300,000	$ 1,594,000,000	$ 1,610,100,000
Impairments of goodwill	0	0	0
Net transaction gains (losses)	(11,000,000)	(3,800,000)	(26,300,000)
Passive Safety
Significant Accounting Policies [Line Items]
Goodwill	1,400,000,000
Passive Safety | Morton International, Inc
Significant Accounting Policies [Line Items]
Goodwill	1,200,000,000
Electronics
Significant Accounting Policies [Line Items]
Goodwill	$ 278,000,000	$ 7,800,000	$ 7,800,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right	50.00%
Percentage of investments in affiliated companies	20.00%
Other intangible assets, useful lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Other intangible assets, useful lives	25 years